             SUPPLEMENT TO  PREMIER ACCUMULATION LIFE PROSPECTUS
                     SUPPLEMENT DATED  DECEMBER 13, 2004
        TO PROSPECTUS DATED MAY 1, 2004 AS SUPPLEMENTED AUGUST 30, 2004
                           AND OCTOBER 13, 2004

On December 8, 2004, the shareholders of Safeco Resource Series Trust ("RST") portfolios approved the reorganization of the portfolios with and into a corresponding mutual fund managed by Pioneer Investment Management, Inc. ("Pioneer"). Effective December 10, 2004, the existing assets in the RST portfolios have been merged into designated Pioneer portfolios. Accordingly, any reference to the following RST portfolios should be replaced with the corresponding Pioneer portfolio as described below.

RST PORTFOLIO                                PIONEER PORTFOLIO
Safeco RST Bond Portfolio                    Pioneer Bond VCT Portfolio - Class I
Safeco RST Core Equity Portfolio             Pioneer Fund VCT Portfolio - Class I
Safeco RST Growth Opportunities Portfolio    Pioneer Growth Opportunities VCT Portfolio- Class I
Safeco  RST Multi-Cap Core Portfolio         Pioneer Mid Cap Value VCT- Class I
Safeco RST Small-Cap Value Portfolio         Pioneer Small Cap Value II VCT Portfolio - Class I

   THE PORTFOLIO OPERATING EXPENSES FOR THE SAFECO RESOURCE SERIES TRUST ON PAGE 5 ARE REPLACED BY THE FOLLOWING INFORMATION:

                                                                                                                   Net Total
                                                                                                                    Annual
                                                                                                                   Portfolio
                                                                                                                   Operating
                                                                                                                 Expenses (After
                                                                                      Total Annual  Contractual       any
                                                             Distribution              Portfolio      Expense     reimbursement
                                                Management  Service (12b-1)   Other    Operating     Waiver or     and waiver
PORTFOLIO                                          Fees           Fees       Expenses   Expenses    Reimbursement  agreements)
Pioneer Growth Opportunities VCT Portfolio  --     0.74%           -          0.06%      0.80%         -0.01%         0.79%
Class I Shares
Pioneer Fund VCT Portfolio - Class I Shares        0.65%           -          0.11%      0.76%             -          0.76%
Pioneer Small-Cap Value II VCT Portfolio -         0.75%           -          0.27%      1.02%         -0.01%         1.01%
Class I Shares
Pioneer MidCap Value  VCT Portfolio -              0.65%           -          0.11%      0.76%             -          0.76%
Class I Shares
Pioneer Bond VCT Portfolio - Class I Shares        0.50%           -          0.23%      0.73%         -0.11%         0.62%


   THE SAFECO RESOURCE SERIES TRUST SECTION OF THE TABLE OF VARIABLE INVESTMENT OPTIONS ON PAGE 11 IS REPLACED BY THE FOLLOWING:

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT              Growth of capital.                         Pioneer Investment
Portfolio  -- Class I Shares                                                             Management, Inc.

Pioneer Fund VCT Portfolio - Class I          Reasonable income and capital growth.      Pioneer Investment Management, Inc.
Shares

Pioneer Small-Cap Value II VCT Portfolio -    Capital growth.                            Pioneer Investment
Class I Shares                                                                           Management, Inc.

Pioneer MidCap Value  VCT Portfolio -         Capital appreciation by investing in a     Pioneer Investment
Class I Shares                                diversified portfolio of securities        Management, Inc.
                                              consisting primarily of common stocks.

Pioneer Bond VCT Portfolio - Class I          To provide current income from an          Pioneer Investment Management, Inc.
Shares                                        investment grade portfolio with due
                                              regard to preservation of capital and
                                              prudent investment risk.

THE LAST SENTENCE OF THE SECOND PARAGRAPH IN SECTION 9 HYPOTHETICAL ILLUSTRATIONS ON PAGE 26 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING.

In 2003, average expenses were equivalent to an annual effective rate of 0.70% for investment management fees and 0.30% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.70%, on 6% it would be 4.30% and on 12% it would be 10.30%.

THE FOLLOWING PARAGRAPH IS ADDED TO SECTION 9 HYPOTHETICAL ILLUSTRATIONS

The hypothetical illustrations found on page 26-30 of the prospectus do not specifically reflect the differences between RST and Pioneer VCT Class I expenses, however, the weighted averages used in the illustrations are not materially affected by this change in expenses. To request an individual illustration please contact us at 1-877-796-3872.